Taxation	6 Months Ended
Jun. 30, 2023
Taxation
Taxation

16.Taxation

a)    Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Payments of dividends by the subsidiary to the Company is not subject to withholding tax in Hong Kong.

PRC

Under the Enterprise Income Tax Law (“EIT Law”) in the PRC, domestic companies are subject to EIT at a uniform rate of 25%.  The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to the statutory income tax rate at 25% unless otherwise specified. On October 31, 2017, Shenzhen Fangdd obtained a certificate from the Guangdong provincial government for a High and New Technology Enterprise (“HNTE”) qualification and the certificate was renewed on December 11, 2020. This renewed certificate entitled Shenzhen Fangdd to enjoy a preferential income tax rate of 15% for a period of three years from 2020 to 2022 if all the criteria for HNTE status could be satisfied in the relevant year.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the New EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%. Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. As at December 31, 2022 and June 30, 2023, there was no retained earnings from consolidated level of all the foreign subsidiaries. And thus, the Company has not provided for deferred tax liabilities on undistributed earnings.

Loss before provision for income taxes is attributable to the following geographic locations for the six months ended June 30, 2022 and 2023:

	For the Six Months Ended June 30,
	2022	2023
	RMB	RMB
Cayman	(140,369)	(3,271)
Hong Kong SAR	(1,911)	(952)
BVI	—	—
PRC, excluding Hong Kong SAR	(44,346)	10,675
	(186,626)	6,452

Income tax (expense) benefit consists of the following:

	For the Six Months Ended June 30,
	2022	2023
	RMB	RMB
Current income tax expense (benefit)	5,474	(2,909)
	5,474	(2,909)

The actual income tax expense reported in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for each of six months ended June 30, 2022 and 2023 differs from the amount computed by applying the PRC statutory income tax rate of 25% to loss before income taxes due to the following:

	For the Six Months Ended June 30,
	2022	2023
	RMB	RMB
(Loss) profit before tax	(186,626)	6,452
Income tax computed at PRC statutory tax rate	(46,657)	1,613
Effect of preferential tax rate*	(1,815)	—
Tax rate differential not subject to PRC income tax	35,255	899
Non-deductible expense	12,200	(2,176)
Change in valuation allowance	4,484	896
Additional deduction for research and development expenses	(625)	(466)
Tax-exempted income	92	—
Late payment surcharge on uncertain tax position	1,149	(3,712)
Others	1,391	37
	5,474	(2,909)

* Shenzhen Fangdd enjoys a preferential income tax rate of 15% from 2014 to 2022 if all the criteria for HNTE status could be satisfied in the relevant years. Please refer to Note 15 – a) PRC section for details.

b)    Deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of December 31, 2022 and June 30, 2023 are as follows:

	As of	As of
	December 31,	June 30,
	2022	2023
	RMB	RMB
Net operating loss carry forward	103,285	90,576
Allowance for doubtful accounts	172,898	180,992
Payroll and accrued expenses	4,157	4,157
Deductible advertisement expenses	1,024	3,134
Long-term equity investment impairment	74,988	80,159
Intangible assets*	28,031	26,260
Gross deferred tax assets	384,382	385,278
Less: Valuation allowance	(384,382)	(385,278)
Net deferred tax assets	—	—

* In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

The movements of the valuation allowance are as follows:

	For the
	Year	For the Six
	Ended	Months
	December	Ended June
	31,	30,
	2022	2023
	RMB	RMB
Balance at the beginning of the period	(324,682)	(384,382)
Changes of valuation allowances	(59,700)	(896)
Balance at the end of the period	(384,382)	(385,278)

As of June 30,2023, the valuation allowance of RMB385,278 was related to the deferred income tax asset of subsidiaries of the Company. These entities were in a cumulative loss position, which is a significant negative indicator to overcome that sufficient income will be generated over the periods in which the deferred income tax assets are deductible or utilized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

The net operating losses carry forwards of the Company’s PRC subsidiaries amounted to RMB354,436 as of June 30, 2023, of which RMB31,483, RMB22,229, RMB47,116, RMB148,871 and RMB84,783 and RMB19,954 will expire if unused by December 31, 2023, 2024, 2025, 2026, 2027 and 2028, respectively.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the year ended December 31, 2022 and the six months ended June 30, 2023 is as follows:

	For the
	Year	For the Six
	Ended	Months
	December	Ended June
	31,	30,
	2022	2023
	RMB	RMB
Beginning balance	(28,575)	(30,772)
Additions	(2,197)	(909)
Ending balance	(30,772)	(31,681)

RMB30,772 and RMB31,681 of unrecognized tax benefits as of December 31, 2022 and June 30, 2023 are related to uncertainty with regards to the deductibility of certain business expenses incurred as well as recognition of certain income for tax purpose. Those, if recognized, would affect the effective tax rate. The unrecognized tax benefits as of December 31, 2022 and June 30, 2023 were included in other non-current liabilities. The Group is currently unable to provide an estimate of a range of total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months. The accrued interest and penalties were recognized in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss as components of income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years for tax underpayment due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitations is 10 years. There is no statute of limitations for tax evasions.